J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Small Cap Blend Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMORGAN TRUST II

JPMorgan Large Cap Growth Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 30, 2026

to the current Summary Prospectuses, Prospectuses and

Statement of Additional Information, as supplemented

This Supplement contains new and additional information regarding JPMorgan Growth Advantage Fund, JPMorgan Large Cap Growth Fund, JPMorgan Mid Cap Growth Fund, JPMorgan Small Cap Blend Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund, and JPMorgan U.S. Large Cap Core Plus Fund and should be read in connection with your Statutory Prospectus and Statement of Additional Information (“SAI”).

The Board of Trustees (the “Board”) of JPMorgan Trust I, JPMorgan Trust II, and J.P. Morgan Mutual Fund Investment Trust has approved a reverse share split of the issued and outstanding shares of certain share classes (the “Reverse Share Split”) of each of the JPMorgan Growth Advantage Fund, JPMorgan Large Cap Growth Fund, JPMorgan Mid Cap Growth Fund, JPMorgan Small Cap Blend Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund, and JPMorgan U.S. Large Cap Core Plus Fund (each a “Fund” and collectively, the “Funds”). The table below provides the decimal conversion ratio for the Reverse Share Split for the issued and outstanding shares of each applicable share class of each Fund and an example of the result of the Reverse Share Split for an account holding 100 shares of that class of that Fund:

Fund	Ticker	Share Class	Reverse Share Split Decimal Conversion Ratio	Number of Shares Prior to Reverse Share Split	Number of Shares After Reverse Share Split
JPMorgan Growth Advantage Fund	JGACX	Class C	0.6373	100	63.73
JPMorgan Growth Advantage Fund	VHIAX	Class A	0.8677	100	86.77
JPMorgan Growth Advantage Fund	JGTTX	Class R3	0.8654	100	86.54
JPMorgan Growth Advantage Fund	JGRJX	Class R2	0.8391	100	83.91
JPMorgan Growth Advantage Fund	JGTUX	Class R4	0.9374	100	93.74
JPMorgan Growth Advantage Fund	JGASX	Class I	0.9373	100	93.73
JPMorgan Large Cap Growth Fund	OLGAX	Class A	0.9097	100	90.97
JPMorgan Large Cap Growth Fund	JLGPX	Class R3	0.9165	100	91.65
JPMorgan Large Cap Growth Fund	JLGQX	Class R4	0.9422	100	94.22
JPMorgan Large Cap Growth Fund	SEEGX	Class I	0.9446	100	94.46
JPMorgan Large Cap Growth Fund	OLGCX	Class C	0.5509	100	55.09
JPMorgan Large Cap Growth Fund	JLGZX	Class R2	0.8380	100	83.80
JPMorgan Mid Cap Growth Fund	OSGIX	Class A	0.7318	100	73.18

SUP-USEQ-926

Fund	Ticker	Share Class	Reverse Share Split Decimal Conversion Ratio	Number of Shares Prior to Reverse Share Split	Number of Shares After Reverse Share Split
JPMorgan Mid Cap Growth Fund	JMGZX	Class R2	0.8214	100	82.14
JPMorgan Mid Cap Growth Fund	OMGCX	Class C	0.4246	100	42.46
JPMorgan Mid Cap Growth Fund	JMGPX	Class R3	0.9182	100	91.82
JPMorgan Small Cap Blend Fund	VSCOX	Class A	0.7884	100	78.84
JPMorgan Small Cap Blend Fund	VSCCX	Class C	0.4338	100	43.38
JPMorgan Small Cap Equity Fund	VSEAX	Class A	0.7137	100	71.37
JPMorgan Small Cap Equity Fund	JSECX	Class C	0.2516	100	25.16
JPMorgan Small Cap Equity Fund	JSEPX	Class R3	0.7005	100	70.05
JPMorgan Small Cap Equity Fund	JSEZX	Class R2	0.6704	100	67.04
JPMorgan Small Cap Growth Fund	OSGCX	Class C	0.4173	100	41.73
JPMorgan Small Cap Growth Fund	PGSGX	Class A	0.7790	100	77.90
JPMorgan Small Cap Growth Fund	JSGZX	Class R2	0.7212	100	72.12
JPMorgan Small Cap Growth Fund	JGRQX	Class R3	0.7771	100	77.71
JPMorgan Small Cap Growth Fund	JGLYX	Class R4	0.7958	100	79.58
JPMorgan Small Cap Growth Fund	OGGFX	Class I	0.9274	100	92.74
JPMorgan Small Cap Value Fund	OSVCX	Class C	0.5754	100	57.54
JPMorgan Small Cap Value Fund	PSOAX	Class A	0.8847	100	88.47
JPMorgan Small Cap Value Fund	JSVZX	Class R2	0.8617	100	86.17
JPMorgan Small Cap Value Fund	JSVPX	Class R3	0.8818	100	88.18
JPMorgan U.S. Large Cap Core Plus Fund	JLCAX	Class A	0.9222	100	92.22
JPMorgan U.S. Large Cap Core Plus Fund	JLPCX	Class C	0.6916	100	69.16
JPMorgan U.S. Large Cap Core Plus Fund	JLPZX	Class R2	0.7852	100	78.52

The Reverse Share Split will be completed after the close of business on or about October 23, 2026 (“Effective Date”).

As a result of the Reverse Share Split, for each share of an applicable class of a Fund a shareholder holds as of the Effective Date, the shareholder will receive a proportional number of shares of the same class of the same Fund with the same aggregate dollar value. Thus, the total dollar value of an investment in the applicable share classes of a Fund will be unchanged, and each shareholder will continue to own the same percentage (by value) of the same Fund immediately following the Reverse Share Split as the shareholder did immediately prior to the Reverse Share Split. The Reverse Share Split will not be a taxable event and will not have an impact on a Fund’s holdings or performance. No changes are contemplated at this time for the other share classes offered by the Funds.

The shares of an applicable class of a Fund impacted by the Reverse Share Split will be offered, sold and redeemed on a Reverse Share Split-adjusted basis beginning on the first business day following the Reverse Share Split. A shareholder’s next account statement after the Reverse Share Split is completed will reflect the Reverse Share Split.

Reasons for the Reverse Share Split

The Board approved the Reverse Share Split in order to bring the net asset value per share (“NAV”) of the applicable share classes of a Fund into better alignment with the NAVs of the Fund’s other share classes and reduce the variances between these NAVs that currently exist. This is intended to reduce marketplace confusion and bring greater uniformity to the ratio of capital gains to the NAV across all share classes of a Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE